October 14, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Maxim Series Fund, Inc.
Post-Effective Amendment No. 123 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 123 (“Amendment No. 123”) to the above-referenced registration statement filed on behalf of Maxim Series Fund, Inc. (the “Fund”) pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”).

Amendment No. 123 reflects changes in response to comments of the Commission staff (“Staff”) on post-effective amendment No. 116 (“Amendment No. 116”) to the Fund’s registration statement, filed pursuant to Rule 485(a)(2) under the 1933 Act on July 1, 2011, reflects other clarifying and stylistic disclosure changes, and includes accompanying exhibits. Amendment No. 116 was filed to add a new portfolio, Maxim SecureFoundationSM Balanced ETF Portfolio, which is a series of the Fund.

I. RESPONSES TO STAFF COMMENTS

Set forth below is each Staff comment on Amendment No. 116, communicated by telephone to the Fund’s outside counsel on August 17, 2011 and September 7, 2011, by Mr. Jason Fox of the Commission’s Office of Insurance Products, followed by the Fund’s response. Capitalized terms not defined in this letter have the meanings given them in the prospectus.

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111

Securities and Exchange Commission

October 14, 2011

Comment No. 1

Check the accuracy of the expense example calculations and revise as appropriate.

Response

Comment complied with by checking the accuracy of the example calculations and revising them accordingly.

Comment No. 2

Add disclosure to the Portfolio Turnover section of the prospectus stating that a higher turnover rate “may result in higher taxes when Portfolio shares are held in a taxable account.”

Response

Comment complied with by revising the Portfolio Turnover section of the prospectus to read as follows:

“The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.”

Comment No. 3

Confirm to the Staff supplementally that, as disclosed in the principal strategy section of the prospectus, the Portfolio’s investments in derivatives to gain exposure to equities pending investments in Underlying ETFs is expected to be temporary.

Response

The Fund has revised the relevant disclosure to provide that the Portfolio may invest in derivatives to gain exposure to securities in the underlying index pending investment in Underlying ETFs. The Fund confirms to the Staff that such investments are expected to be temporary.

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111

Securities and Exchange Commission

October 14, 2011

Comment No. 4

In the principal risks section of the prospectus, disclose the conflict of interest risk as a separate risk rather than a subset of “fund-of-funds structure risk.”

Response

Comment complied with by disclosing the conflict of interest risk as a separate risk rather than a subset of “fund-of-funds structure risk.”

Comment No. 5

Disclose as a risk that “GWL&A may determine that the Portfolio is ineligible, meaning that a required transfer to another portfolio may be necessary with possibly higher fees and charges.”

Response

Comment complied with by adding the following disclosure under the section “Risks Associated with the Guarantee” in the summary section of the prospectus on page 4:

“…if GWL&A determines that the Portfolio is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and expenses;”

Comment complied with by adding the following disclosure under the section “Risks Associated with the Guarantee” on page 12 of the prospectus:

“If GWL&A determines that the Portfolio is ineligible, you would be required to transfer to another eligible fund which may have higher fees and charges and different objective/strategies, and may result in an increase in the Guarantee Benefit Fee.”

II. “TANDY” REPRESENTATIONS

The Fund hereby acknowledges as follows:

•	The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111

Securities and Exchange Commission

October 14, 2011

•	Comments by the Staff or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•

The Fund may not assert Staff comments as a defense to any action initiated by the Commission under the federal securities laws of the United States, except to the extent otherwise legally permissible.

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Please direct any question or comment regarding Amendment No. 123 to me at (303) 737-4675, or to Ann Furman or Chip Lunde at Jorden Burt LLP, (202) 965-8130 and (202) 965-8139, respectively.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Enclosures

cc:	Mr. Jason Fox, Office of Insurance Products, Division of Investment Management

Ann B. Furman, Esq.

Chip Lunde, Esq.

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111